Document and Entity Information	Dec. 16, 2019
Cover [Abstract]
Entity Registrant Name	WILLIAMS SONOMA INC
Security Exchange Name	NYSE
Amendment Flag	false
Entity Central Index Key	0000719955
Document Type	8-K
Document Period End Date	Dec. 16, 2019
Entity Incorporation State Country Code	DE
Entity File Number	001-14077
Entity Tax Identification Number	94-2203880
Entity Address, Address Line One	3250 Van Ness Avenue
Entity Address, City or Town	San Francisco
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	94109
City Area Code	(415)
Local Phone Number	421-7900
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common Stock, par value $.01 per share
Trading Symbol	WSM
Entity Emerging Growth Company	false